AST BOND PORTFOLIO 2027
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 99.2%
Asset-Backed Securities — 28.1%
Automobiles — 7.7%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-02A, Class A, 144A
2.630%	12/20/21	700	$ 693,746
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	1,000	1,024,751
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	16	16,094
Series 2018-01, Class A2, 144A
2.870%	10/20/23	317	315,865
Series 2018-02, Class A2, 144A
3.140%	02/20/24	378	376,316
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A
2.360%	03/15/29	1,300	1,291,936
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	1,000	995,274
			4,713,982
Collateralized Loan Obligations — 15.6%
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.181%(c)	10/15/28	2,000	1,941,269
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class ARR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.693%(c)	01/16/26	144	142,567
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.841%(c)	04/15/31	500	463,759
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.845%(c)	02/20/31	1,000	929,170
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.053%(c)	01/16/31	750	708,667
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.849%(c)	04/20/31	750	686,136
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.056%(c)	10/23/31	1,500	1,387,975
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
2.999%(c)	10/18/31	500	463,837
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.986%(c)	01/17/31	500	$ 465,501
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
3.159%(c)	07/20/32	500	453,864
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.781%(c)	04/15/29	2,000	1,867,255
			9,510,000
Credit Cards — 3.2%
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	900	918,677
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	1,000	1,005,563
			1,924,240
Equipment — 1.3%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	800	795,107
Student Loan — 0.3%
SoFi Professional Loan Program LLC,
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	180	179,803

Total Asset-Backed Securities (cost $17,709,852)			17,123,132
Commercial Mortgage-Backed Securities — 17.7%
Barclays Commercial Mortgage Securities,
Series 2017-C01, Class A1
2.010%	02/15/50	357	355,534
Commercial Mortgage Trust,
Series 2013-LC06, Class ASB
2.478%	01/10/46	194	195,203
Series 2014-CR21, Class A3
3.528%	12/10/47	454	475,158
Series 2014-LC17, Class A3
3.723%	10/10/47	115	117,803
Series 2014-UBS02, Class A2
2.820%	03/10/47	—(r )	251
Series 2015-DC01, Class A5
3.350%	02/10/48	750	769,631
Series 2015-LC21, Class A4
3.708%	07/10/48	500	531,476
Series 2015-PC01, Class A2
3.148%	07/10/50	591	590,116
Series 2015-PC01, Class A5
3.902%	07/10/50	500	525,425
A1

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-COR01, Class A3
2.826%	10/10/49	1,600	$ 1,597,868
Series 2016-DC02, Class A5
3.765%	02/10/49	390	408,759
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class A2
2.673%	03/25/26	200	213,964
Series K736, Class X1, IO
1.312%(cc)	07/25/26	11,998	782,140
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	217	217,563
Series 2013-GC14, Class A3
3.526%	08/10/46	10	9,790
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A2
2.773%	10/15/48	46	46,429
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A5
3.454%	09/15/50	650	689,368
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C26, Class A3
3.211%	10/15/48	370	380,565
Series 2016-C32, Class A1
1.968%	12/15/49	225	223,911
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	1,185	1,181,049
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A4
3.157%	09/15/50	1,440	1,476,571

Total Commercial Mortgage-Backed Securities (cost $10,770,753)			10,788,574
Corporate Bonds — 15.9%
Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	295	275,481
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	20	17,994
			293,475
Banks — 5.4%
Bank of America Corp.,
Sub. Notes, MTN
4.450%	03/03/26	465	500,113
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	10/05/20	200	201,087
Citigroup, Inc.,
Sub. Notes
4.400%	06/10/25	520	562,857
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	06/09/23	250	$ 255,603
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	01/23/25	60	61,493
3.850%	01/26/27	170	173,872
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	–(rr)	85	74,839
Jr. Sub. Notes, Series II
4.000%(ff)	–(rr)	90	76,979
Sr. Unsec’d. Notes
3.200%	06/15/26	600	622,294
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	345	369,378
Sub. Notes, GMTN
4.350%	09/08/26	385	412,348
			3,310,863
Commercial Services — 1.3%
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.700%	11/01/23	800	795,952
Diversified Financial Services — 1.3%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	250	271,877
CPPIB Capital, Inc. (Canada),
Gov’t. Gtd. Notes, 144A, MTN
3.125%	09/25/23	250	270,491
Ontario Teachers’ Finance Trust (Canada),
Gov’t. Gtd. Notes, 144A
2.750%	04/16/21	250	254,500
			796,868
Electric — 1.9%
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	15	15,838
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.950%	12/01/26	460	477,576
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	35	34,839
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26	615	626,071
			1,154,324
Healthcare-Services — 0.1%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24	25	25,539

A2

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 1.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	750	$ 756,705
Media — 0.8%
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27	500	487,892
Multi-National — 1.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	580	587,753
Pipelines — 0.5%
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26	315	284,661
Telecommunications — 1.9%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29(a)	500	538,080
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21	53	52,838
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	250	238,238
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	335	349,815
			1,178,971

Total Corporate Bonds (cost $9,554,907)			9,673,003
Sovereign Bonds — 8.2%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20	200	201,638
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	09/08/20	400	402,021
2.125%	10/25/23	200	208,273
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	260	268,376
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	06/22/26	300	319,472
Province of New Brunswick (Canada),
Debentures
9.750%	05/15/20	400	404,056
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22	1,500	1,544,773
2.500%	09/10/21	105	107,588
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	780	$ 861,785
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	200	197,656
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.125%	05/19/20	500	500,526

Total Sovereign Bonds (cost $4,826,954)			5,016,164
U.S. Government Agency Obligation — 2.4%
Federal National Mortgage Assoc.
2.125%	04/24/26(k)	1,345	1,446,164
(cost $1,345,506)
U.S. Treasury Obligations — 26.9%
U.S. Treasury Bonds
3.625%	02/15/44(k)	8,225	12,093,320
U.S. Treasury Notes
1.250%	08/31/24	3,780	3,927,656
2.375%	08/15/24(k)	380	413,013

Total U.S. Treasury Obligations (cost $16,605,482)			16,433,989

Total Long-Term Investments (cost $60,813,454)			60,481,026

	Shares
Short-Term Investments — 2.4%
Affiliated Mutual Funds — 2.1%
PGIM Core Ultra Short Bond Fund(w)	783,059	783,058
PGIM Institutional Money Market Fund (cost $521,457; includes $521,045 of cash collateral for securities on loan)(b)(w)	522,695	521,859

Total Affiliated Mutual Funds (cost $1,304,516)		1,304,917

Options Purchased*~ — 0.3%
(cost $18,192)	177,673

Total Short-Term Investments (cost $1,322,708)	1,482,590

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—101.6% (cost $62,136,162)	61,963,616

A3

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Value
Option Written*~ — (0.0)%
(premiums received $4,941)	$ (2,719)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—101.6% (cost $62,131,221)	61,960,897

Liabilities in excess of other assets(z) — (1.6)%	(979,748)

Net Assets — 100.0%	$ 60,981,149

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $508,784; cash collateral of $521,045 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$126.00	14	14	$ 875
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$132.00	14	14	2,625
Total Exchange Traded (cost $14,262)						$3,500

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	688	$ 12,272
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	669	11,846
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	1,672	27,733
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	3,319	55,268
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	3,360	57,104
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	669	9,950
Total OTC Traded (cost $3,930)							$174,173
Total Options Purchased (cost $18,192)							$177,673
A4

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$129.00	29	29	$(2,719)
(premiums received $4,941)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
31	10 Year U.S. Ultra Treasury Notes	Jun. 2020	$ 4,836,969	$ 102,158
Short Positions:
60	2 Year U.S. Treasury Notes	Jun. 2020	13,222,969	(119,086)
143	5 Year U.S. Treasury Notes	Jun. 2020	17,926,391	(88,400)
47	10 Year U.S. Treasury Notes	Jun. 2020	6,518,312	(69,613)
35	20 Year U.S. Treasury Bonds	Jun. 2020	6,267,188	16,775
34	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	7,543,750	132,683
				(127,641)
				$ (25,483)
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
2,719	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	$ —	$ (134,020)	$ (134,020)
50,238	12/31/27	2.255%(S)	3 Month LIBOR(2)(Q)	(1,566,056)	6,542,518	8,108,574
3,530	05/11/30	2.000%(S)	3 Month LIBOR(2)(Q)	375,185	469,930	94,745
255	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(60,049)	(60,049)
272	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	2,875	2,875
				$(1,190,871)	$6,821,254	$8,012,125

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5